FMI International Fund
Schedule of Investments
as of December 31, 2023 (Unaudited)

LONG-TERM INVESTMENTS - 96.4% COMMON STOCKS - 91.7%	Shares	Value
Bermuda - 4.6%
Miscellaneous Commercial Services - 2.6%
Genpact Ltd.	3,370,000	$116,972,700
		$–
Multi-Line Insurance - 2.0%
Arch Capital Group Ltd.(a)	1,185,000	88,009,950
Total Bermuda		204,982,650

Britain - 24.8%
Beverages: Alcoholic - 3.0%
Diageo PLC	3,675,000	133,384,625
		$–
Beverages: Non-Alcoholic - 2.6%
Coca-Cola Europacific Partners PLC	1,740,000	116,127,600
		$–
Electrical Products - 1.3%
Smiths Group PLC	2,650,000	59,480,318
		$–
Electronics/Appliances - 2.4%
Howden Joinery Group PLC	10,590,000	109,635,677
		$–
Finance/Rental/Leasing - 2.0%
Ashtead Group PLC	1,300,000	90,359,223
		$–
Food: Specialty/Candy - 3.5%
Greggs PLC	4,695,000	155,636,308
		$–
Household/Personal Care - 3.0%
Unilever PLC	2,785,000	134,824,543
		$–
Major Banks - 2.1%
Lloyds Banking Group PLC	155,400,000	94,255,756
		$–
Medical Specialties - 2.3%
Smith & Nephew PLC	7,440,000	102,203,682
		$–
Trucks/Construction/Farm Machinery - 2.6%
Weir Group PLC	4,900,000	117,739,618
Total Britain		1,113,647,350

Curacao - 2.2%
Contract Drilling - 2.2%
Schlumberger Ltd.	1,920,000	99,916,800

France - 12.7%
Aerospace & Defense - 4.0%
Safran S.A.	1,011,000	178,249,459
		$–
Restaurants - 4.7%
Sodexo S.A.	1,935,000	213,020,656
		$–
Wholesale Distributors – 4.0%
Rexel S.A.	6,465,000	177,439,535
Total France		568,709,650

Germany - 4.5%
Medical/Nursing Services - 1.9%
Fresenius Medical Care AG & Co. KGaA	2,000,000	83,616,363
		$–
Packaged Software - 2.6%
SAP SE	775,000	119,288,997
Total Germany		202,905,360

Hong Kong - 2.4%
Tools & Hardware - 2.4%
Techtronic Industries Co. Ltd.	9,000,000	107,235,824

Ireland - 3.1%
Airlines - 3.1%
Ryanair Holdings PLC - SP - ADR(a)	1,040,000	138,694,400

Japan - 8.5%
Building Products - 0.5%
Sanwa Holdings Corp.	1,418,791	21,449,349
		$–
Chemicals: Specialty - 1.7%
NOF Corp.	1,540,000	76,397,323
		$–
Computer Processing Hardware - 4.8%
Sony Group Corp.	2,300,000	217,655,704
		$–
Electronic Equipment/Instruments - 1.5%
Yokogawa Electric Corp.	3,505,000	66,622,944
Total Japan		382,125,320

Jersey - 6.9%
Wholesale Distributors - 6.9%
Ferguson PLC	1,620,000	310,274,498

Luxembourg - 5.5%
Discount Stores - 5.5%
B&M European Value Retail S.A.	35,000,000	249,565,663

Netherlands - 2.6%
Medical Specialties - 2.6%
Koninklijke Philips N.V.(a)	4,940,000	115,606,771

Singapore - 2.2%
Major Banks - 2.2%
DBS Group Holdings Ltd.	3,940,000	99,637,998

Switzerland - 7.4%
Food: Specialty/Candy - 1.5%
Barry Callebaut AG	40,000	67,527,164
		$–
Medical Distributors - 2.2%
DKSH Holding AG	1,405,000	97,607,832
		$–
Pharmaceuticals: Major - 3.7%
Roche Holding AG	570,000	165,695,333
Total Switzerland		330,830,329

United States - 4.3%
Other Consumer Services - 4.3%
Booking Holdings Inc.(a)	55,000	195,097,100
TOTAL COMMON STOCKS (Cost $3,314,805,526)		4,119,229,713

PREFERRED STOCK - 4.7%
South Korea - 4.7%
Telecommunications Equipment — 4.7%
Samsung Electronics Co. Ltd.	4,395,000	211,779,703
TOTAL PREFERRED STOCK (Cost $115,937,438)		211,779,703
TOTAL LONG-TERM INVESTMENTS (Cost $3,430,742,964)		4,331,009,416

SHORT-TERM INVESTMENT - 6.0%
Money Market Fund - 6.0%
First American Treasury Obligations Fund - Class X, 5.29%(b)	268,575,911	268,575,911
TOTAL SHORT-TERM INVESTMENT (Cost $268,575,911)		268,575,911

TOTAL INVESTMENTS - 102.4% (Cost $3,699,318,875)		4,599,585,327
Money Market Deposit Account - 0.2%(c)		7,851,433
Other Liabilities in Excess of Assets - (2.6)%		(114,322,304)
TOTAL NET ASSETS - 100.0%		$4,493,114,456

Percentages are stated as a percent of net assets.

PLC - Public Limited Company
SP - ADR – Sponsored American Depositary Receipt

(a)	Non-income producing security.
(b)	The rate shown represents the 7-day effective yield as of December 31, 2023.
(c)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate shown as of December 31, 2023 was 5.20%. This MMDA is held as collateral for certain forward currency contracts.

FMI International Fund
Schedule of Forward Currency Contracts
as of December 31, 2023 (Unaudited)

				U.S. $ Value on			U.S. $ Value on
				December 31, 2023			December 31, 2023	Unrealized
Settlement		Currency to be Delivered		of Currency to	Currency to be Received		of Currency to	Appreciation
Date	Counterparty			be Delivered			be Received	(Depreciation)
1/19/2024	State Street Bank and Trust Co.	975,000,000	British Pound	$1,242,935,912	1,187,613,375	U.S. Dollar	$1,187,613,375	$(55,322,537)
1/19/2024	State Street Bank and Trust Co.	75,000,000	British Pound	95,610,455	95,637,900	U.S. Dollar	95,637,900	27,445
1/19/2024	The Bank of New York Mellon	875,000,000	Euro	966,819,941	932,347,125	U.S. Dollar	932,347,125	(34,472,816)
1/19/2024	The Bank of New York Mellon	700,000,000	Hong Kong Dollar	89,690,061	89,659,218	U.S. Dollar	89,659,218	(30,843)
1/19/2024	JPMorgan Chase Bank, N.A.	50,000,000,000	Japanese Yen	355,814,443	339,140,320	U.S. Dollar	339,140,320	(16,674,123)
1/19/2024	JPMorgan Chase Bank, N.A.	115,000,000	Singapore Dollar	87,229,943	84,175,084	U.S. Dollar	84,175,084	(3,054,859)
1/19/2024	State Street Bank and Trust Co.	235,000,000,000	South Korea Won	182,703,813	174,724,514	U.S. Dollar	174,724,514	(7,979,299)
1/19/2024	The Bank of New York Mellon	240,000,000	Swiss Franc	286,017,713	270,344,859	U.S. Dollar	270,344,859	(15,672,854)
				$3,306,822,281			$3,173,642,395	$(133,179,886)

FMI International Fund Summary of Fair Value Exposure at December 31, 2023 (Unaudited)

The Fund has adopted fair valuation accounting standards that establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs used to develop the measurements of fair value. The fair value hierarchy is categorized into three levels based on the  inputs as follows:

Level 1 – Quoted prices (unadjusted) in active markets for identical assets or liabilities that the reporting entity can access at the measurement date.

Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly.

Level 3 – Unobservable inputs for the asset or liability.

The following table summarizes the Fund’s investments as of December 31, 2023, based on the inputs used to value them:

	Level 1		Level 2	Level 3		Total
Investments:
Common Stocks
Bermuda		204,982,650	–		–	204,982,650
Britain		116,127,600	997,519,750		–	1,113,647,350
Curacao		99,916,800	–		–	99,916,800
France		–	568,709,650		–	568,709,650
Germany		–	202,905,360		–	202,905,360
Hong Kong		–	107,235,824		–	107,235,824
Ireland		138,694,400	–		–	138,694,400
Japan		–	382,125,320		–	382,125,320
Jersey		–	310,274,498		–	310,274,498
Luxembourg		–	249,565,663		–	249,565,663
Netherlands		–	115,606,771		–	115,606,771
Singapore		–	99,637,998		–	99,637,998
Switzerland		–	330,830,329		–	330,830,329
United States		195,097,100	–		–	195,097,100
Common Stocks - Total		$754,818,550	$3,364,411,163		$–	$4,119,229,713
Preferred Stock		$–	$211,779,703		$–	$211,779,703
Money Market Fund		268,575,911	–		–	268,575,911
Total Investments		$1,023,394,461	$3,576,190,866		$–	$4,599,585,327

Other Financial Instruments:*
Assets:
Forward Currency Contracts		$–	$27,445		$–	$27,445
Liabilities:
Forward Currency Contracts	$		$(133,207,331)	$		$(133,207,331)
Total Other Financial Instruments*		$–	$(133,179,886)		$–	$(133,179,886)

* Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as forward currency contracts, which are valued at the unrealized appreciation/(depreciation) on the instrument.

Refer to the Schedule of Investments for industry classifications.

Over the counter derivatives such as forward currency contracts may be valued using quantitative models.  These models may use pricing curves based on market inputs including current exchange rates or indices.  These curves are combined with volatility factors to value the overall positions.  The market inputs are generally significant and can be corroborated with observable market data and therefore are classified in level 2.

The Fund may enter into forward currency contracts in order to hedge its exposure to changes in foreign currency rates on its foreign portfolio holdings or to hedge certain purchase and sale commitments denominated in foreign currencies.  A forward currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated rate.  These contracts are valued daily and the asset or liability therein represents unrealized gain or loss on the contracts as measured by the difference between the forward foreign exchange rates at the dates of entry into the contracts and the forward rates at the reporting date. On a quarterly average, there were eight forward currency contracts with an average quarterly value of $3,243,645,455 outstanding during the three month period ending December 31, 2023. These contracts are not subject to master netting agreements. For Non-Deliverable Forward Currency Contracts (“Contract”) the International Fund posts collateral, in the form of cash or cash equivalents to a segregated account at the custodian when the Contract is in an unrealized loss position. When the Contract is in an unrealized gain position, the counterparty posts collateral to a segregated account at the custodian.

These instruments involve market risk, credit risk, or both kinds of risks, in excess of the amount recognized on the Schedule of Forward Currency Contracts.   Risks arise from the possible inability of counterparties to meet the terms of their contracts and from movement in currency and securities values and interest rates.